Trade and other payables - Break-down (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables
Trade payables	€ 13,901	€ 15,170
Down payments and advances from joint ventures in exploration & production activities	714	767
Payables for purchase of non-current assets	1,666	1,939
Payables due to partners in exploration & production activities	1,114	1,377
Other payables	2,866	2,839
Trade and other current payables	€ 20,261	€ 22,092